Leases - Maturity of lease payments (Details) $ in Millions	Dec. 31, 2019 MXN ($)
Undiscounted contractual maturities
Gross lease liabilities	$ 8,394
Lease liabilities included in the financial statement of financial position	5,919
Current lease liabilities	1,374
Long-term lease liabilities	4,545
Within one year
Undiscounted contractual maturities
Gross lease liabilities	1,722
1 to 3 years
Undiscounted contractual maturities
Gross lease liabilities	2,765
3 to 5 years
Undiscounted contractual maturities
Gross lease liabilities	1,536
More than five years
Undiscounted contractual maturities
Gross lease liabilities	$ 2,371